Derivative Instruments And Hedging Activities (Schedule Of Changes in AOCI By Component) (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jul. 02, 2015	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Balance at beginning of period	$ (1.6)	$ (1.6)	$ (11.6)	$ (21.9)
Amortization on discontinued cash flow hedges	1.6	1.6	10.0	10.3
Total amounts reclassified from AOCI	1.6	1.6	10.0	10.3
Net other comprehensive income	1.6	1.6	10.0	10.3
Balance at end of period	$ 0.0	$ 0.0	$ (1.6)	$ (11.6)